Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.9%)
U.S. Government Securities (99.9%)
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	638,014	628,005
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,082,994	1,061,773
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	971,078	948,714
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	991,661	968,045
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	675,393	683,906
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	795,961	771,654
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,181,576	1,156,216
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	984,991	954,758
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	978,706	957,081
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	490,852	497,883
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	783,517	752,122
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	959,922	924,755
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	1,072,659	1,030,184
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	873,088	841,656
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	465,770	482,923
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	1,075,200	1,024,053
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	975,707	942,413
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	1,253,000	1,277,606
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	870,611	840,763
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	383,854	392,650
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	511,448	570,013
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	826,922	810,587
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	710,712	698,118
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	368,010	394,042
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	498,950	574,250
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	817,327	774,488
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	959,063	893,507
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	1,046,395	973,725
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,063,937	983,235
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,066,494	981,596
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,192,801	1,089,646
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	178,661	211,070
United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,232,204	1,176,474
United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	741,191	737,552
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	226,466	249,459
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	319,945	352,430
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	520,386	453,259
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	412,070	346,870
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	561,763	542,943
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	618,431	524,639
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	321,003	286,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	391,038	337,541
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	283,816	251,730
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	268,624	237,708
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	389,726	281,893
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	394,616	272,662
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	470,600	325,899
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	203,250	204,764
Total U.S. Government and Agency Obligations (Cost $34,433,315)					32,673,479
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $30,265)	4.839%		302,791	30,276
Total Investments (100.0%) (Cost $34,463,580)					32,703,755
Other Assets and Liabilities—Net (0.0%)					13,253
Net Assets (100%)					32,717,008
Cost is in $000.
1	Securities with a value of $21,710,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	4,628	506,802	11,015
10-Year U.S. Treasury Note	June 2023	1,938	222,719	865
Ultra 10-Year U.S. Treasury Note	June 2023	4,063	492,194	(1,426)
				10,454

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2023	(1,839)	(259,529)	(6,072)
				4,382

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	32,673,479	—	32,673,479
Temporary Cash Investments	30,276	—	—	30,276
Total	30,276	32,673,479	—	32,703,755

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,880	—	—	11,880
Liabilities
Futures Contracts[1]	7,498	—	—	7,498
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.